COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Interests expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Interest on current accounts deposits	$ 6,010,413	$ 7,890,452	$ 1,564,612
Interest on time deposits	19,855,152	9,991,638	5,786,089
Interest on other financial liabilities	7,692,607	7,296,529	4,460,915
Interest from financing from financial sector	274,101	1,137,554	382,729
Others	1,081,178	471,217	588,612
Total	$ 34,913,451	$ 26,787,390	$ 12,782,957